Income Taxes - The Effective Tax Rate Of The Company's Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	3.19%	7.13%
Foreign income and withholding taxes	0.41%	0.08%
Stock-based compensation	(0.60%)	(0.51%)
Change in fair value of warrants	(11.36%)	0.53%
Other		(0.04%)
Non-deductible interest expense	(1.51%)	(2.63%)
Valuation allowance	(11.13%)	(25.56%)
Total	0.00%	0.00%
Provisions for federal income taxes	$ 0	$ 0